Average Annual Total Returns - FidelityAdvisorCapitalDevelopmentFund-OPRO - FidelityAdvisorCapitalDevelopmentFund-OPRO - Fidelity Advisor Capital Development Fund	Nov. 29, 2023
Fidelity Advisor Capital Development Fund - Class O | Return Before Taxes
Average Annual Return:
Past 1 year	(7.96%)
Past 5 years	8.57%
Past 10 years	11.34%
Fidelity Advisor Capital Development Fund - Class O | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.15%)
Past 5 years	6.73%
Past 10 years	9.57%
Fidelity Advisor Capital Development Fund - Class O | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.88%)
Past 5 years	6.47%
Past 10 years	8.95%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%